SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
Segment Information
Net sales by country
IN MILLIONS OF USD	2019	2018	2017
U.S.	1,567.6	1,523.9	1,420.9
Canada	342.4	356.0	339.9
Total	1,910.0	1,879.9	1,760.8

Non-current assets by country
IN MILLIONS OF USD	31.12.2019	31.12.2018
U.S.	1,476.7	511.2
Canada	723.3	375.9
Total	2,200.0	887.1